UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (—%)

AZ State Hlth. Fac. Auth. VRDN (Dignity Hlth. Obligated Group), Ser. B, 0.91%, 7/1/35	VMIG1	$250,000	$250,000

			250,000
California (95.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39	Aa3	14,000,000	15,349,880
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	BBB+/F	2,045,000	2,260,727
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	BBB+/F	700,000	746,333
(O'Connor Woods), 5.00%, 1/1/33	AA-	2,300,000	2,641,205

ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds (Windemere Ranch Infrastrucure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	420,000	491,849
5.00%, 9/2/33	AA	745,000	876,723
5.00%, 9/2/32	AA	350,000	414,918
5.00%, 9/2/30	AA	1,385,000	1,656,723

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,120,860
5.00%, 4/1/32	AA-	3,000,000	3,434,580

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5.00%, 12/1/34	Aa1	4,960,000	5,769,026

Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 10/1/37	BBB+	1,750,000	1,985,113
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	514,305
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	345,655
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,518,662

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5.375%, 10/1/36	Aa3	3,000,000	3,414,900
Ser. A, 5.00%, 5/1/46	AA-	2,500,000	2,819,325
Ser. A, 5.00%, 5/1/39	AA-	1,000,000	1,151,080

Bay Area Toll Auth. of CA Mandatory Put Bonds (4/2/18), Ser. B, 1.50%, 4/1/47	AA	1,040,000	1,041,269

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,671,911
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	16,065,650

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6.50%, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	106,725
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	11,540,445
(Stanford Hosp.), Ser. A-2, 5.25%, 11/15/40	Aa3	1,000,000	1,130,960
(Scripps Hlth.), Ser. A, 5.00%, 11/15/40	AA	1,500,000	1,678,905
(Cedars Sinai Med. Ctr.), 5.00%, 8/15/39 (Prerefunded 8/15/19)	Aa3	5,400,000	5,841,180
(Scripps Hlth.), Ser. A, 5.00%, 11/15/32	AA	1,000,000	1,122,370

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.25%, 6/1/40 (Prerefunded 6/1/20)	A3	4,000,000	4,581,920
(Emerson College), 6.00%, 1/1/42	BBB+	1,000,000	1,134,920
(Biola U.), 5.875%, 10/1/34 (Prerefunded 10/1/18)	Baa1	12,470,000	13,213,212
(Biola U.), 5.80%, 10/1/28 (Prerefunded 10/1/18)	Baa1	220,000	232,910
(Eisenhower Med. Ctr.), Ser. A, 5.75%, 7/1/40 (Prerefunded 7/1/20)	Baa2	9,000,000	10,183,410
(Emerson College), 5.75%, 1/1/33	BBB+	1,000,000	1,124,900
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42(FWC)	Baa2	300,000	336,843
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A-	3,400,000	3,820,444
(Biola U., Inc.), 5.00%, 10/1/39	Baa1	1,000,000	1,135,430
(Biola U., Inc.), 5.00%, 10/1/37	Baa1	500,000	567,255
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A-	1,000,000	1,133,240
(Biola U., Inc.), 5.00%, 10/1/36	Baa1	1,250,000	1,430,925
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A-	1,800,000	2,042,982
(Biola U., Inc.), 5.00%, 10/1/34	Baa1	1,125,000	1,307,936

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6.125%, 5/15/39 (Prerefunded 5/15/19)	AA-	3,000,000	3,279,420

CA Pub. Fin. Auth. Rev. Bonds (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/37	BBB-	1,000,000	1,096,280

CA School Fac. Fin. Auth. Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,540,867

CA School Fac. Fin. Auth. 144A Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. A
5.00%, 7/1/36	BBB	1,250,000	1,320,538
5.00%, 7/1/31	BBB	1,830,000	1,978,797

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,000,000	1,079,040

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	20,000,000	21,862,600
5.75%, 4/1/31	Aa3	10,000,000	10,799,100
5.25%, 4/1/35	Aa3	10,000,000	11,432,100
5.00%, 10/1/44	Aa3	13,905,000	16,013,554
5.00%, 12/1/43	Aa3	1,500,000	1,728,240
5.00%, 11/1/43	Aa3	4,145,000	4,768,035
5.00%, 8/1/37	Aa3	6,930,000	8,101,170
5.00%, 4/1/37	Aa3	2,000,000	2,280,480
5.00%, 8/1/36	Aa3	6,280,000	7,335,856
4.00%, 9/1/37	Aa3	6,480,000	6,861,866
4.00%, 8/1/31	Aa3	7,400,000	8,125,422

CA State VRDN, 0.60%, 5/1/33	VMIG1	4,100,000	4,100,000

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5.75%, 10/1/38	Baa1	5,000,000	5,254,100
(Pacific U.), 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	109,950
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,179,384
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	71,468
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,509,641
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,372,108
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	3,159,900
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,311,960
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	484,275
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,152,250
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,829,900
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,289,420
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,750,305
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	684,524
(U. of Redlands), Ser. A, 5.00%, 10/1/38	A3	500,000	567,280
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	483,574
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	574,310
(U. of Redlands), Ser. A, 5.00%, 10/1/36	A3	750,000	854,595
(Occidental College), 5.00%, 10/1/35	Aa3	500,000	580,390
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,137,540
(Occidental College), 5.00%, 10/1/34	Aa3	960,000	1,121,270
(Chapman U.), 5.00%, 4/1/31	A2	2,425,000	2,688,331
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	244,134

CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5.00%, 11/15/46	Aa3	5,000,000	5,709,650
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,496,120
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,281,495
(Sutter Hlth.), Ser. A, 5.00%, 11/15/38	Aa3	1,000,000	1,166,240
(Sutter Hlth.), Ser. A, 5.00%, 11/15/37	Aa3	3,000,000	3,507,390
(Sutter Hlth.), Ser. A, 5.00%, 11/15/36	Aa3	500,000	586,020
(Cedars Sinai Med. Ctr.), Ser. B, 5.00%, 8/15/35	Aa3	5,000,000	5,817,650
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/30	Aa3	1,550,000	1,821,622
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/29	Aa3	800,000	946,616
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,046,370

CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/22) (Pacific Gas & Elec. Co.), Ser. F, 1.75%, 11/1/26	A3	2,000,000	1,999,980

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5.00%, 11/1/41	Aa2	1,000,000	1,137,750
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,486,680
(CA Science Ctr. Phase II), 5.00%, 5/1/31	A	1,000,000	1,166,820
(Walt Disney Family Museum), 5.00%, 2/1/31	A1	250,000	293,305
(CA Science Ctr. Phase II), 5.00%, 5/1/30	A	1,170,000	1,373,522
(Indpt. Syst. Operator Corp.), 5.00%, 2/1/30	A1	7,000,000	7,990,430
(Walt Disney Family Museum), 5.00%, 2/1/30	A1	250,000	296,243
(CA Science Ctr. Phase II), 5.00%, 5/1/29	A	750,000	887,873
(Walt Disney Family Museum), 5.00%, 2/1/29	A1	270,000	322,693
(CA Science Ctr. Phase II), 5.00%, 5/1/28	A	1,200,000	1,434,756

CA State Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.60%, 9/1/37	VMIG1	3,295,000	3,295,000

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (10/2/17) (Republic Svcs., Inc.), 1.05%, 9/1/21	A-2	2,800,000	2,800,000

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB	1,000,000	1,104,900

CA State Muni. Fin. Auth. Student Hsg. Rev. Bonds (Bowles Hall Foundation), Ser. A, 5.00%, 6/1/35	Baa3	1,270,000	1,365,072

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,879,485
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	7,000,000	7,479,850
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,419,988

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,420,360

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Ed. - Riverside Campus), Ser. B, 6.00%, 4/1/26	A1	2,625,000	2,840,775
Ser. G-1, 5.75%, 10/1/30 (Prerefunded 10/1/19)	Aaa	9,000,000	9,934,380
Ser. B, 5.00%, 10/1/39	A1	1,500,000	1,705,260
(Various Cap.), Ser. I, 5.00%, 11/1/38	A1	1,880,000	2,127,258
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	4,565,000	4,812,058

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,649,100

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/45	Aa2	12,305,000	14,230,117
Ser. A, 5.00%, 11/1/38	Aa2	2,250,000	2,627,730
(Systemwide), Ser. A, 5.00%, 11/1/38	Aa2	5,000,000	5,914,900
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	12,034,258
Ser. A, 5.00%, 11/1/35	Aa2	4,500,000	5,205,690
(Systemwide), Ser. A, 4.00%, 11/1/31	Aa2	5,000,000	5,402,350

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5.375%, 4/1/30	BBB+	4,120,000	4,125,397

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	BBB-	6,000,000	6,666,000
(Sutter Hlth.), Ser. A, 6.00%, 8/15/42	Aa3	5,000,000	5,674,200
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	950,000	1,030,978
(Catholic Hlth. Care West), Ser. A, 5.50%, 7/1/30 (Prerefunded 7/1/17)	A3	3,745,000	3,745,000
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,041,330
(Sutter Hlth.), Ser. B, 5.25%, 11/15/48 (Prerefunded 5/15/18)	Aa3	2,000,000	2,074,200
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	300,000	311,040
(John Muir Hlth.), Ser. A, 5.00%, 8/15/51	A1	1,000,000	1,121,890
(John Muir Hlth.), Ser. A, 5.00%, 8/15/46	A1	1,365,000	1,537,072
(American Baptist Homes of the West), 5.00%, 10/1/45	BBB+/F	2,550,000	2,753,286
AGM, 5.00%, 11/15/44	AA	5,195,000	5,890,922
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,190,000	1,269,385
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,497,520
(Kaiser Permanente), Ser. A, 5.00%, 4/1/42	AA-	9,790,000	10,834,887
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	415,545
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,126,448
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,809,100
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	654,420
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	3,150,000	3,395,984
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	500,000	430,465

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	4,500,000	4,875,840
(Front Porch Cmntys. & Svcs.), Ser. A, 5.125%, 4/1/37	BBB+	9,500,000	9,508,170

CA Statewide Cmnty. Dev. Auth. Student Hsg. Rev. Bonds (CHF-Irvine, LLC), 5.00%, 5/15/40	Baa1	2,000,000	2,242,900

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa2	2,015,000	2,059,390

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	2,097,630

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA+	10,000,000	7,453,600

Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,312,650

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5.00%, 8/1/39	Aa2	9,275,000	10,652,245

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5.875%, 2/15/34	Aa2	2,600,000	2,814,604
Ser. D, 5.875%, 1/1/34	Aa2	5,000,000	5,412,700

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	BBB+	740,000	854,892
5.50%, 9/1/29	BBB+	2,165,000	2,510,447

Clovis, Unified School Dist. G.O. Bonds (Election 2012), Ser. D, 5.00%, 8/1/37	Aa2	3,000,000	3,499,620

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5.00%, 8/1/38	Aa1	7,000,000	8,017,870
NATL, zero %, 8/1/22	Aa1	1,280,000	1,160,077
NATL, zero %, 8/1/21	Aa1	4,500,000	4,186,890

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	14,410,000	11,859,430

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	1,425,000	1,423,262

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	A-	585,000	643,705
Ser. A, 5.00%, 9/1/32	A-	1,125,000	1,244,520
(Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	275,000	307,483

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5.00%, 9/1/28	A-	1,590,000	1,790,213

Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,167,390

Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,189,935

El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,583,055

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 9/1/34	AA	500,000	573,980
5.00%, 9/1/33	AA	385,000	444,128
5.00%, 9/1/32	AA	450,000	521,654
5.00%, 9/1/31	AA	590,000	687,303
5.00%, 9/1/30	AA	815,000	954,072

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,226,500

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5.00%, 9/1/34	BBB/P	1,000,000	1,081,000
5.00%, 9/1/31	BBB/P	880,000	954,158

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	8,000,000	9,218,080

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5.00%, 9/1/32	A-	1,000,000	1,129,420

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5.00%, 8/1/32	Aa2	2,000,000	2,327,640
5.00%, 8/1/31	Aa2	1,500,000	1,766,295
5.00%, 8/1/30	Aa2	1,000,000	1,171,270
5.00%, 8/1/29	Aa2	500,000	587,510

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/45	A1	10,000,000	11,337,400
Ser. A, 5.00%, 6/1/40	A1	10,940,000	12,476,961
Ser. A, 5.00%, 6/1/33	A1	8,355,000	9,675,508
Ser. A-1, 5.00%, 6/1/33	B+	7,845,000	7,898,346
Ser. A-1, 5.00%, 6/1/27	BBB	2,000,000	2,403,100
Ser. A-1, 5.00%, 6/1/26	BBB+	1,100,000	1,314,379
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	10,101,960

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5.25%, 8/1/38	Aa2	4,000,000	4,714,440

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,534,400
zero %, 8/1/36	Aa2	4,750,000	2,197,778
zero %, 8/1/35	Aa2	1,000,000	487,000

Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,251,497

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6.25%, 11/1/31 (Prerefunded 11/1/20)	AA-	1,000,000	1,164,900
Ser. A, 5.50%, 11/1/41 (Prerefunded 11/1/20)	AA-	9,000,000	10,265,040
Ser. A, 5.125%, 11/1/38 (Prerefunded 11/1/18)	AA-	365,000	384,830
Ser. C, 5.00%, 11/1/37	AA-	1,500,000	1,742,250
Ser. C, 5.00%, 11/1/36	AA-	1,460,000	1,700,739

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	284,938
5.00%, 5/1/34	AA	500,000	577,125

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,652,570

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,071,900
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,536,325

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	BBB+	705,000	781,598
(Dist No. 12-1), 5.00%, 9/2/23	BBB+	1,000,000	1,140,970

Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	223,988
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,119,940
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	449,424
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,123,560
BAM, 5.00%, 9/1/38	AA	2,500,000	2,826,750

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A-	600,000	680,016
5.00%, 9/1/32	A-	2,475,000	2,818,753

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,657,395

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	676,688

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,186,593
5.00%, 9/1/31	BB+/P	1,045,000	1,131,004

Las Virgenes, Unified School Dist. G.O. Bonds, AGM, zero %, 11/1/23	Aa1	1,395,000	1,224,001

Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,095,760

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	Baa1	5,000,000	6,173,750
(Aquarium of the Pacific), 5.00%, 11/1/30	A1	1,000,000	1,134,620
(Aquarium of the Pacific), 5.00%, 11/1/29	A1	1,250,000	1,421,063

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5.00%, 8/1/39	Aa2	5,000,000	5,665,450
zero %, 8/1/34	Aa2	1,500,000	819,930
zero %, 8/1/33	Aa2	625,000	357,875

Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,302,240
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,773,900

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	456,200

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	Aa2	1,000,000	1,123,390

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5.00%, 10/1/31	A1	1,125,000	1,276,965
5.00%, 10/1/30	A1	1,250,000	1,424,163

Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	Aa2	3,000,000	3,435,450

Los Angeles, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. A, U.S. Govt. Coll., 6.00%, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	9,905,670
Ser. G, 4.00%, 8/1/34	Aa1	2,610,000	2,787,115

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5.00%, 9/1/31	BBB+	1,500,000	1,665,255
5.00%, 9/1/30	BBB+	1,500,000	1,672,350
5.00%, 9/1/29	BBB+	1,500,000	1,682,535

Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. A, 5.00%, 5/15/42	AA-	6,000,000	6,812,220
Ser. D, 5.00%, 5/15/41	AA	4,000,000	4,535,240
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,477,450
(Los Angeles Intl. Arpt.), Ser. D, 5.00%, 5/15/40	AA	11,500,000	12,598,115
Ser. D, 5.00%, 5/15/36	AA	1,375,000	1,567,239
(Sr. Intl. Private Activity), 5.00%, 5/15/35	AA	2,000,000	2,290,380
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/32	AA-	1,000,000	1,167,450
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/31	AA-	1,190,000	1,391,419
(Los Angeles Intl. Arpt.), 5.00%, 5/15/29	AA	4,225,000	4,866,778

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5.00%, 7/1/44	Aa2	5,000,000	5,720,850
(Pwr. Syst.), Ser. B, 5.00%, 7/1/43	Aa2	1,500,000	1,708,800

Los Angeles, Harbor Dept. Rev. Bonds
FNMA Coll., FHLMC Coll., 7.60%, 10/1/18 (Escrowed to maturity)	AA+	5,075,000	5,301,802
(Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,318,052

Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,731,708

Los Angeles, Unified School Dist. G.O. Bonds
(Election 2008), Ser. A, 5.00%, 7/1/40	Aa2	2,000,000	2,323,780
Ser. D, 5.00%, 1/1/34	Aa2	3,865,000	4,153,174

Los Angeles, Waste Wtr. Syst. Rev. Bonds (Green Bond), Ser. C, 5.00%, 6/1/45	AA+	2,500,000	2,874,050

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	8,536,860

Merced, City School Dist. G.O. Bonds (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,979,500

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,301,278
zero %, 8/1/39	AA	5,005,000	1,751,850

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	9,050,000	9,273,897

Modesto, Irrigation Dist. Elec. Rev. Bonds
5.00%, 10/1/34	A+	500,000	581,440
5.00%, 10/1/32	A+	1,340,000	1,572,450
Ser. A, AGM, 5.00%, 7/1/32	AA	800,000	913,416
5.00%, 10/1/31	A+	780,000	920,166
Ser. A, AGM, 5.00%, 7/1/31	AA	1,600,000	1,829,712

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,172,593

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5.00%, 8/1/34	Aa1	2,000,000	2,332,600

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,217,160

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	BBB-	1,000,000	1,107,880

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,907
zero %, 8/1/21	Aa2	6,750,000	5,544,585
zero %, 8/1/21 (Prerefunded 8/7/17)	Aa2	1,825,000	1,499,548

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,645,410

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5.00%, 7/1/32	A+	700,000	792,785
5.00%, 7/1/30	A+	1,000,000	1,136,600

Oakland, G.O. Bonds, Ser. A, 5.00%, 1/15/35	Aa2	2,000,000	2,340,900

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2006), Ser. A, 6.125%, 8/1/29 (Prerefunded 8/1/19)	Aa3	4,000,000	4,412,720
Ser. A, 5.00%, 8/1/40	Aa3	4,000,000	4,591,120
Ser. C, 5.00%, 8/1/38	Aa3	1,500,000	1,763,310
Ser. A, 5.00%, 8/1/35	Aa3	1,000,000	1,158,680
5.00%, 8/1/31	Aa3	1,000,000	1,191,000

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	BBB	1,750,000	1,896,440
5.00%, 8/15/32	BBB	1,000,000	1,086,100

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 2/1/37	AAA	3,190,000	3,719,540

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5.00%, 8/15/29	AA-	1,050,000	1,219,764

Orange Cnty., Wtr. Dist. Rev. Bonds, Ser. A, 4.00%, 8/15/41	AAA	2,240,000	2,383,338

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM
5.00%, 10/1/30	AA	350,000	414,880
5.00%, 10/1/29	AA	825,000	988,037
5.00%, 10/1/27	AA	600,000	739,392

Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5.00%, 8/1/34	Aa3	1,000,000	1,162,600
5.00%, 8/1/32	Aa3	2,000,000	2,348,920

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.75%, 9/1/39 (Prerefunded 9/1/19)	AA-	6,000,000	6,587,820
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,092,670
NATL, 5.25%, 9/1/32	AA-	1,000,000	1,201,040
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,571,703

Port of Oakland, Rev. Bonds, Ser. P
5.00%, 5/1/33	A1	1,860,000	2,060,917
5.00%, 5/1/31	A1	1,000,000	1,112,810

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	7,774,183

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5.00%, 9/15/32	BBB	495,000	548,772
5.00%, 9/15/28	BBB	1,105,000	1,246,959

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,325,838
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	452,821

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	2,240,000	2,506,403

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	2,855,159

Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,293,980

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4.75%, 11/1/36	A3	1,395,000	1,397,846

Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,296,788

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	842,235

Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,814,965

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	1,080,094

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,364,325
5.00%, 9/1/33	BBB-/P	1,000,000	1,102,570

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5.00%, 2/1/34	AA-	1,625,000	1,885,585
Ser. A, 5.00%, 2/1/34	AA-	200,000	235,788
5.00%, 2/1/33	AA-	1,455,000	1,695,497
Ser. A, 5.00%, 2/1/33	AA-	250,000	296,578
5.00%, 2/1/32	AA-	500,000	585,120
Ser. A, 5.00%, 2/1/32	AA-	350,000	417,806
Ser. A, 5.00%, 2/1/30	AA-	125,000	151,448
Ser. A, 5.00%, 2/1/29	AA-	100,000	122,302
5.00%, 2/1/28	AA-	2,895,000	3,398,064
Ser. A, 5.00%, 2/1/28	AA-	150,000	185,334

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5.00%, 7/1/28	AA	1,500,000	1,557,825
5.00%, 7/1/26	AA	5,000,000	5,194,750
5.00%, 7/1/25	AA	3,990,000	4,145,810

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A	10,000,000	8,513,100
zero %, 12/1/22	A	7,500,000	6,607,125

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5.00%, 8/15/32	Aa3	1,500,000	1,732,440
Ser. B, 5.00%, 8/15/31	Aa3	2,905,000	3,407,362
Ser. Y, 5.00%, 8/15/31	Aa3	500,000	578,805
Ser. X, U.S. Govt. Coll., 5.00%, 8/15/28 (Prerefunded 8/15/21)	AAA/P	420,000	481,786

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,959,219

San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,713,950

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. D, 5.00%, 8/1/45	Aa2	1,500,000	1,717,035

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,035,556

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,231,600

San Diego Cnty., Wtr. Auth. Rev. Bonds, Ser. B
5.00%, 5/1/38	AAA	10,000,000	11,742,500
5.00%, 5/1/36	AAA	5,000,000	5,892,700
5.00%, 5/1/35	AAA	4,000,000	4,724,480

San Diego, Cmnty College Dist. G.O. Bonds
5.00%, 8/1/41	Aaa	1,500,000	1,767,930
4.00%, 8/1/41	Aaa	2,345,000	2,478,360

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5.25%, 3/1/40	Aa3	1,000,000	1,105,580
Ser. A, 5.25%, 9/1/35	Aa3	1,500,000	1,662,270
Ser. A, 5.25%, 3/1/25	Aa3	6,065,000	6,784,612
(Cap. Impt.), Ser. A, 5.00%, 10/15/35	AA-	500,000	574,355
(Ballpark), 5.00%, 10/15/27	AA-	2,000,000	2,403,060
Ser. A, 5.00%, 9/1/26	Aa3	6,265,000	6,949,952

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5.125%, 10/1/22 (Prerefunded 10/1/17)	AA	1,000,000	1,010,020

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A, 5.25%, 5/15/29 (Prerefunded 5/15/20)	AA+	1,245,000	1,390,727

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B, 5.00%, 8/1/37	Aa3	3,000,000	3,520,080

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa2	10,000,000	3,434,200

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/33	A1	4,000,000	4,651,000
(San Francisco Intl. Arpt.), Ser. 2, 5.00%, 5/1/41	A1	5,000,000	5,674,250

San Francisco City & Cnty., G.O. Bonds, Ser. A
4.00%, 6/15/36	Aa1	5,155,000	5,472,496
4.00%, 6/15/33	Aa1	3,550,000	3,798,500

San Francisco City & Cnty., Rev. Bonds (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,282,750

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 5/1/43	A1	3,280,000	3,694,920

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,225,352

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	5,186,478
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,804,316

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,390,363

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,946,683

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Allocation Bonds
(Mission Bay South Redev.), Ser. B, NATL, 5.00%, 8/1/43	A	1,100,000	1,259,434
(Mission Bay North Redev.), Ser. A, NATL, 5.00%, 8/1/41	A	1,285,000	1,469,063
(Mission Bay South Redev.), Ser. C, NATL, 5.00%, 8/1/41	A	1,000,000	1,147,490

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB	7,125,000	8,001,945

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5.00%, 8/1/32	AA	3,935,000	3,944,877

San Marcos, Unified School Dist. G.O. Bonds (Election 2010), Ser. B, zero %, 8/1/51	Aa3	6,425,000	1,572,133

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005), Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	8,128,613

Santa Clara Valley, Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	1,500,000	1,744,305

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.25%, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,270,000	3,621,133
5.25%, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,485,000	1,650,043
5.10%, 9/1/30 (Prerefunded 9/1/21)	BBB+	480,000	522,586

Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,294,980
5.00%, 8/1/31	AA	2,410,000	2,783,984
5.00%, 8/1/30	AA	2,440,000	2,837,549

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	1,035,143

School Fin. Fac. Auth. 144A Rev. Bonds (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,593,240

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	BBB+	1,000,000	1,086,910
5.00%, 8/15/30	BBB+	1,130,000	1,234,401

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,566,440
zero %, 8/1/37	Aa2	3,100,000	1,251,191

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,394,265
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,707,390
Ser. A, 5.00%, 7/1/40	AA-	6,860,000	7,510,054

Southwestern Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	5,000,000	1,496,700

Stockton, Pub. Fin. Auth. Special Tax Bonds, Ser. A, BAM, 4.00%, 9/2/27	AA	570,000	629,252

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40	A	1,250,000	1,528,763
6.25%, 10/1/38	A	2,235,000	2,745,049
6.125%, 10/1/35	A	750,000	923,093

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5.00%, 8/1/38	AA	1,000,000	1,136,080

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	2,675,000	2,682,169

Sweetwater, G.O. Bonds (Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,691,220

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	5,012,550
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	2,000,140

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,336,422
6.25%, 10/1/33	AA	3,000,000	3,183,360

Tustin Cmnty., Fac. Dist. Special Tax Bonds (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	BBB+	2,100,000	2,345,322

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,240,660

U. of CA Rev. Bonds
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5.25%, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,744,870
Ser. AR, 5.00%, 5/15/35	Aa2	2,670,000	3,150,867
Ser. K, 4.00%, 5/15/46	Aa3	3,000,000	3,141,270

Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,170,967

Ventura Cnty., COP (Pub. Fin. Auth. III)
5.75%, 8/15/29 (Prerefunded 8/15/19)	AA+	1,500,000	1,645,950
5.75%, 8/15/28 (Prerefunded 8/15/19)	AA+	1,745,000	1,914,789

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	2,350,000	2,577,856

			1,232,964,800
Delaware (0.6%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.95%, 10/1/38	VMIG1	7,300,000	7,300,000

			7,300,000
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	2,450,000	2,617,899

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,110,530

			3,728,429
Massachusetts (0.2%)

MA State VRDN (Construction Loan), Ser. A, 0.83%, 3/1/26	VMIG1	3,140,000	3,140,000

			3,140,000
Mississippi (0.3%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 1.00%, 12/1/30	VMIG1	3,800,000	3,800,000

			3,800,000
Missouri (0.3%)

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.89%, 9/1/30	VMIG1	4,000,000	4,000,000

			4,000,000
Oklahoma (0.5%)

OK State Tpk. Auth. VRDN, Ser. F, 0.95%, 1/1/28	VMIG1	6,905,000	6,905,000

			6,905,000
Puerto Rico (0.3%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.625%, 5/15/43	Ba2	3,350,000	3,354,824

			3,354,824
Texas (0.3%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.95%, 12/1/24	A-1+	4,000,000	4,000,000

			4,000,000
Utah (0.4%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.92%, 5/15/36	A-1+	5,000,000	5,000,000

			5,000,000
TOTAL INVESTMENTS

Total investments (cost $1,194,759,034)(b)			$1,274,443,053

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,287,331,354.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,194,176,311, resulting in gross unrealized appreciation and depreciation of $84,690,914 and $4,424,172, respectively, or net unrealized appreciation of $80,266,742.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	15.9%
	State debt	13.1
	Utilities	12.2
	Health care	11.4
	Transportation	11.3
	Prerefunded	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,274,443,053	$—

Totals by level	$—	$1,274,443,053	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017